Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	€ 45,069
Depreciation charge	(9,448)	€ (6,688)	€ (880)
Property, plant and equipment at ending period	108,112	45,069
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	56,389	9,115
Adoption of IFRS 16 "Leases"		18,437
Additions	78,235	28,535
Disposals	(531)	(161)
Foreign exchange translation	(6,195)	463
Property, plant and equipment at ending period	127,898	56,389	9,115
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(11,320)	(4,790)
Depreciation charge	(9,448)	(6,688)
Disposals	402	154
Foreign exchange translation	580	4
Property, plant and equipment at ending period	(19,786)	(11,320)	(4,790)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	4,067
Property, plant and equipment at ending period	9,841	4,067
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	8,038	5,645
Additions	7,169	2,393
Disposals	(296)
Foreign exchange translation	(289)
Property, plant and equipment at ending period	14,622	8,038	5,645
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(3,971)	(3,448)
Depreciation charge	(1,030)	(523)
Disposals	204
Foreign exchange translation	16
Property, plant and equipment at ending period	(4,781)	(3,971)	(3,448)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	2,381
Property, plant and equipment at ending period	2,888	2,381
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	3,944	2,595
Additions	1,635	1,499
Disposals	(221)	(154)
Foreign exchange translation	(183)	4
Property, plant and equipment at ending period	5,175	3,944	2,595
Other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(1,563)	(954)
Depreciation charge	(956)	(758)
Disposals	191	154
Foreign exchange translation	41	(5)
Property, plant and equipment at ending period	(2,287)	(1,563)	(954)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	3,730
Property, plant and equipment at ending period	7,401	3,730
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	4,288	875
Additions	4,849	3,418
Disposals	(14)	(7)
Foreign exchange translation	(588)	2
Property, plant and equipment at ending period	8,535	4,288	875
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(558)	(388)
Depreciation charge	(605)	(170)
Disposals	7
Foreign exchange translation	22
Property, plant and equipment at ending period	(1,134)	(558)	€ (388)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	34,891
Property, plant and equipment at ending period	87,982	34,891
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	40,119
Adoption of IFRS 16 "Leases"		18,437
Additions	64,582	21,225
Foreign exchange translation	(5,135)	457
Property, plant and equipment at ending period	99,566	40,119
Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(5,228)
Depreciation charge	(6,857)	(5,237)
Foreign exchange translation	501	9
Property, plant and equipment at ending period	€ (11,584)	€ (5,228)